Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Institutional Class
May 30, 2023
Bar Chart Table:
Annual Return 2013	0.12%
Annual Return 2014	0.09%
Annual Return 2015	0.15%
Annual Return 2016	0.52%
Annual Return 2017	1.17%
Annual Return 2018	2.04%
Annual Return 2019	2.30%
Annual Return 2020	0.56%
Annual Return 2021	0.03%
Annual Return 2022	1.72%